Right to Use Assets and Lease Liabilities – Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Schedule of Operating lease liabilities	Operating lease liabilities are summarized below:
	September 30, 2025	December 31, 2024
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-
Operating lease liabilities are summarized below:
	December 31, 2024	December 31, 2023
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-